Property and Equipment	6 Months Ended
Sep. 30, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2017	March 31, 2017
Computers and equipment	$55,568	$50,267
Motor vehicle (Leased asset)	26,360	25,468
Less – Accumulated depreciation	(63,285)	(42,911)
Total, net	$18,643	$32,824

For the six-month periods ended September 30, 2017 and 2016, depreciation expense was $18,564 and $12,533, respectively.